Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of carrying amount of assets not derecognized (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	€ 8	€ 49
Carrying amount of the related liabilities	8	49
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	7	44
Carrying amount of the related liabilities	7	44
Receivables from financing activities
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	1	5
Carrying amount of the related liabilities	€ 1	€ 5